PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,
	2017	2016
Office buildings	$5,177,737	$4,853,117
Electronic equipment, furniture and fixtures	11,422,706	10,440,392
Motor vehicles	333,769	390,238
Purchased software	10,998,174	6,104,043
	27,932,386	21,787,790
Less: accumulated depreciation	(16,101,688)	(13,112,940)
Property, plant and equipment, net	$11,830,698	$8,674,850